Income (expense) from investments	12 Months Ended
Dec. 31, 2025
Income (expense) from investments
Income (expense) from investments

32 Income (expense) from investments

Share of profit (loss) of equity-accounted investments

More information is provided in note 16 – Investments.

Share of profit or loss of equity accounted investments by industry segment is disclosed in note 35 – Segment information and information by geographical area.

Other gain (loss) from investments

(€ million)	2025	2024	2023
Dividends	242	227	255
Net gain (loss) on disposals	77	562	430
Other net income (expense)	107	195	423
	426	984	1,108

Dividend income primarily related to Nigeria LNG Ltd for €156 million (€166 million in 2024 and €179 million in 2023) and to Saudi European Petrochemical Co 'IBN ZAHR' for €21 million (€22 million in 2024 and €55 million in 2023).

Gains on disposals referred: (i) for €46 million to the capital gain realized from the sale to Global Infrastructure Partners of 49.99% of the capital of Eni CCUS Holding Ltd, which operates, through its subsidiaries Liverpool Bay and Bacton projects in the United Kingdom and the L10-CCS project in the Netherlands; (ii) for €32 million in the capital gain realized from the sale of 1.27% of the capital of Ithaca Energy Plc through an accelerated bookbuilding process aimed at institutional investors.

Other net income referred for €86 million to a capital gain generated by the allocation of the purchase price of an additional share in E&E Algeria Touat BV and for €27 million to gains from the fair value measurement of the stake retained in Eni CCUS Holding Ltd.

Gains on disposals for 2024 referred for €371 million to the capital gain realized from the sale of the 100% stake of Nigerian Agip Oil Co Ltd to Oando Plc and €166 million in the capital gain realized from the sale of 10% of the capital of Saipem SpA through an accelerated bookbuilding process aimed at institutional investors. These gains included the realization of effects recognized in comprehensive income for €9 million.

Other net income for 2024 referred for €118 million to the fair value measurement on Ithaca Energy Plc business combination.

Gains on disposals for 2023 referred to the capital gain realized from the sale to Snam of the 49.9% stake of SeaCorridor Srl and other net income for 2023 referred to the capital gain from the fair value measurement of the retained share of SeaCorridor Srl.